As filed with the Securities and Exchange Commission on September 12, 2012

Securities Act File No. 33-40771

Investment Company Act File No. 811-05502

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 35	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 42	☒

COMSTOCK FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

One Corporate Center, Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-800-422-3554

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center,

Rye, New York 10580-1422

(Name and Address of Agent for Service)

Copies to:

Sonia K. Kothari, Esq.	Michael R. Rosella, Esq.
Comstock Funds, Inc.	Paul Hastings LLP
One Corporate Center	75 East 55th Street
Rye, New York 10580-1422	New York, New York 10022

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b); or
☐	on [ ] pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on [ ] pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on [ ] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, COMSTOCK FUNDS, INC., certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye and State of New York, on the 12th day of September, 2012.

COMSTOCK FUNDS, INC.

By:	/s/ Bruce N. Alpert
Bruce N. Alpert
Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 35 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

	Signatures	Title	Date

	Henry G. Van der Eb* Henry G. Van der Eb	Chairman of the Board and Director	September 12, 2012

	/s/ Bruce N. Alpert Bruce N. Alpert	Executive Vice President and Secretary	September 12, 2012

	/s/ Agnes Mullady Agnes Mullady	Treasurer and Principal Financial Officer	September 12, 2012

	Charles L. Minter* Charles L. Minter	Director	September 12, 2012

	M. Bruce Adelberg* M. Bruce Adelberg	Director	September 12, 2012

	Anthony S. Colavita* Anthony S. Colavita	Director	September 12, 2012

	Vincent D. Enright* Vincent D. Enright	Director	September 12, 2012

	Anthony R. Pustorino* Anthony R. Pustorino	Director	September 12, 2012

	Werner J. Roeder* Werner J. Roeder	Director	September 12, 2012

*By:	/s/ Bruce N. Alpert
Bruce N. Alpert Attorney-in-Fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase